Organization and Principal Activities (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Net revenues	$ 42,622,650	$ 83,057,896	$ 107,404,766
Net income (loss)	(36,736,553)	(1,678,813)	22,482,416
VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	19,556,988	71,559,226	136,412,062
Net income (loss)	$ (35,738,587)	$ (1,815,389)	$ 49,300,399